Financial Income and Expense	12 Months Ended
Dec. 31, 2023
Financial Income and Expense [Abstract]
Financial income and expense

NOTE 8: Financial income and expense

Financial Income

Thousands of $ For the years ended December 31	2023	2022	2021
Interest income	1,088	125	11
Innovatus derivative instrument	719	116	-
Fair value of option to pay GPS earnout in shares	763	-	-
Financial income, net	2,570	241	11

Financial Expenses

Thousands of $ For the years ended December 31	2023	2022	2021
Interest on Kreos loan	-	(660)	(1,566)
Interest on Innovatus loan	(5,232)	(1,615)	-
Interest on other loans and leases	(350)	(361)	(309)
Kreos settlement	-	(1,047)	-
Fair value adjustments
GPS contingent consideration	(9,105)	(2,398)	-
NovioGendix contingent consideration	(49)	(197)	(194)
Kreos derivative instrument	(135)	-	(96)
Exact Sciences 5-year warrants	(2,153)	-	-
Other financial loss	(190)	(107)	(7)
GPS amendment: additional consideration payment in cash	(250)	-	-
GPS amendment: additional consideration payment in shares	(878)	-	-
Financial expenses, net	(18,342)	(6,385)	(2,172)

For the year ended December 31, 2023, financial expenses, were primarily comprised of a negative fair value adjustment for the GPS contingent consideration of $9.1 million resulting from changes in net present value, interest charges of $5.2 million related to the Innovatus debt facility (as further detailed in Note 16), and $2.2 million related to the 5-year warrant issued to Exact Sciences as part of the amended GPS asset purchase agreement (as further detailed in Note 3).

Other financial loss relates to bank costs incurred during the year.